Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)	Sep. 25, 2019	Sep. 04, 2019	Apr. 18, 2019	Nov. 08, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Warrant price per share							$ 0.625
Original issue discount					$ 65,217
Convertible Note 2019 - 01 [Member]
Convertible notes payable issued			$ 150,000
Debt instrument, interest rate			10.00%
Debt instrument, maturity date			Dec. 31, 2019
Debt instrument, conversion price			$ 0.12
Convertible Note 2019 - 01 [Member] | Detachable Warrant [Member]
Warrants to purchase common stock			500,000
Warrant price per share			$ 0.20
Additional discount on convertible note			$ 83,300
Convertible Note 2019 - 01 [Member] | Subsequent Event [Member]
Adjusted exercise price per share				$ 0.07
Convertible Note 2019 - 03 [Member]
Convertible notes payable issued		$ 108,696
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Jun. 30, 2020
Debt instrument, conversion price		$ 0.12
Original issue discount		$ 8,696
Exchange of convertible notes payable		$ 100,000
Debt instrument, amortized period		36 months
Convertible Note 2019 - 03 [Member] | Detachable Warrant [Member]
Warrants to purchase common stock		200,000
Warrant price per share		$ 0.12
Additional discount on convertible note		$ 11,170
Convertible Note 2019 - 04 [Member]
Convertible notes payable issued	$ 54,348
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Jun. 30, 2020
Debt instrument, conversion price	$ 0.12
Original issue discount	$ 4,348
Exchange of convertible notes payable	$ 50,000
Debt instrument, amortized period	36 months
Convertible Note 2019 - 04 [Member] | Detachable Warrant [Member]
Warrants to purchase common stock	100,000
Warrant price per share	$ 0.12
Additional discount on convertible note	$ 4,190